Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	As of March 31, 2022	As of March 31, 2021
Accounts receivable	$2,835,173	$2,613,018
Less: allowance for doubtful accounts	(1,122,743)	(693,639)
Total accounts receivable, net	$1,712,430	$1,919,379